Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
China, Yuan Renminbi | Balance Sheet [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign currency exchange rate, translation	0	7.1636	7.2672
China, Yuan Renminbi | Consolidated Statements Of Operations And Comprehensive Income, And Cash Flows [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign currency exchange rate, translation	0	7.2143	7.2248
Hong Kong, Dollars | Balance Sheet [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign currency exchange rate, translation	7.842	7.8499	7.8083
Hong Kong, Dollars | Consolidated Statements Of Operations And Comprehensive Income, And Cash Flows [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign currency exchange rate, translation	7.8118	7.7893	7.819
Euro Member Countries, Euro | Balance Sheet [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign currency exchange rate, translation	1.1417	0	0
Euro Member Countries, Euro | Consolidated Statements Of Operations And Comprehensive Income, And Cash Flows [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign currency exchange rate, translation	1.1665	0	0